Shareholder Report, Average Annual Return (Details)	6 Months Ended		11 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000243995
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AHLT (NAV)
Average Annual Return, Percent		8.88%	3.89%
C000247981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MGNR (NAV)
Average Annual Return, Percent	18.08%
Without Sales Load [Member] | C000243995
Average Annual Return [Line Items]
Average Annual Return, Percent		8.41%	3.70%
Without Sales Load [Member] | C000247981
Average Annual Return [Line Items]
Average Annual Return, Percent	17.92%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent		14.77%	24.45%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	12.14%
AMERICAN BEACON INDEX: S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent	8.39%